Trade, Other Payables and Deferred Income (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Additional Information [Abstract]
Disclosure of Trade, Other Payables and Deferred Income by Nature

	US Dollars
Figures in millions	2017	2016	2015

Non-current	3	4	5
Current
Trade payables	358	381	306
Accruals and deferred income	193	206	187
Short-term provisions	22	—	—
Accruals for retrenchment costs	35	—	—
Other payables	30	28	23
	638	615	516
Total trade, other payables and deferred income	641	619	521
Current trade and other payables are non-interest bearing and are normally settled within 60 days.